May 10, 2024
FT Vest Laddered Deep Buffer ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus, the final sentence of the section entitled “Summary Information - Principal Investment Strategies” in the Fund’s prospectus is deleted in its entirety and replaced with the following:

As of December 1, 2023, SPY had significant investments in information technology companies.